Debt (Export Credit Facilities Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 item	Dec. 19, 2012
1999 ECA Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility, amount outstanding	$ 0
2003 Airbus ECA Facility [Member]
Debt Instrument [Line Items]
Number of aircraft financed	18
Floating rate tranches	263,294,000
Spread over reference rate	0.33%
2004 Airbus ECA Facility [Member]
Debt Instrument [Line Items]
Credit facility, amount outstanding	1,040,000,000
Credit facility, term	10 years
2004 Airbus ECA Credit Facility, Floating Rate Tranche [Member]
Debt Instrument [Line Items]
Number of aircraft financed	58
Floating rate tranches	855,048,000
Spread over reference rate	1.09%
2004 Airbus ECA Credit Facility, Fixed Rate Tranche [Member]
Debt Instrument [Line Items]
Number of aircraft financed	8
Fixed rate tranches	183,946,000
Stated interest rate	4.12%
2008 Airbus ECA Credit Facility Floating Rate Tranche [Member]
Debt Instrument [Line Items]
Number of aircraft financed	1
Floating rate tranches	52,152,000
Spread over reference rate	1.48%
Debt, Maturity	2022
2008 Airbus ECA Credit Facility Fixed Rate Tranche [Member]
Debt Instrument [Line Items]
Number of aircraft financed	16
Fixed rate tranches	538,392,000
Stated interest rate	3.20%
2009 Airbus ECA Credit Facility Floating Rate Tranche [Member]
Debt Instrument [Line Items]
Number of aircraft financed	2
Floating rate tranches	47,976,000
Spread over reference rate	1.11%
Debt, Maturity	2022
2009 Airbus ECA Credit Facility Fixed Rate Tranche [Member]
Debt Instrument [Line Items]
Number of aircraft financed	3
Fixed rate tranches	72,807,000
Stated interest rate	4.22%
Airbus ECA Capital Markets Facilities [Member]
Debt Instrument [Line Items]
Number of aircraft financed	3
Fixed rate tranches	149,092,000
Stated interest rate	3.60%
Debt, Maturity	2021
2012 Airbus ECA Facilities [Member]
Debt Instrument [Line Items]
Number of aircraft financed	3
Fixed rate tranches	203,764,000
Stated interest rate	2.29%
2010 Ex-Im Facilities [Member]
Debt Instrument [Line Items]
Number of aircraft financed	2
Fixed rate tranches	38,173,000
Stated interest rate	2.95%
Debt, Maturity	2022
EDC Facilities [Member]
Debt Instrument [Line Items]
Number of aircraft financed	4
Fixed rate tranches	41,922,000
Stated interest rate	4.50%
Debt, Maturity	2020
Export Credit Facilities [Member]
Debt Instrument [Line Items]
Credit facility, amount outstanding	2,691,316,000
Debt Instrument, Collateral Amount	5,550,000,000
2012 Ex-Im Capital Markets Facility [Member]
Debt Instrument [Line Items]
Number of aircraft financed	2
Credit facility, maximum borrowing capacity		287,000,000
Fixed rate tranches	$ 244,750,000
Stated interest rate	1.49%	1.492%
Debt, Maturity	2025
A330 Aircraft [Member] | Export Credit Facilities [Member]
Debt Instrument [Line Items]
Number of aircraft financed	34
A320-200 Aircraft [Member] | Export Credit Facilities [Member]
Debt Instrument [Line Items]
Number of aircraft financed	78
Boeing 737-800 Aircraft [Member] | Export Credit Facilities [Member]
Debt Instrument [Line Items]
Number of aircraft financed	2
Boeing 777 Aircraft [Member] | Export Credit Facilities [Member]
Debt Instrument [Line Items]
Number of aircraft financed	2
Boeing 777 Aircraft [Member] | 2012 Ex-Im Capital Markets Facility [Member]
Debt Instrument [Line Items]
Number of aircraft financed	2
A340 Aircraft [Member] | Export Credit Facilities [Member]
Debt Instrument [Line Items]
Number of aircraft financed	1
CRJ Aircraft [Member] | Export Credit Facilities [Member]
Debt Instrument [Line Items]
Number of aircraft financed	4
Minimum [Member] | 2003 Airbus ECA Facility [Member]
Debt Instrument [Line Items]
Debt, Maturity	2015
Minimum [Member] | 2004 Airbus ECA Credit Facility, Floating Rate Tranche [Member]
Debt Instrument [Line Items]
Debt, Maturity	2015
Minimum [Member] | 2004 Airbus ECA Credit Facility, Fixed Rate Tranche [Member]
Debt Instrument [Line Items]
Debt, Maturity	2018
Minimum [Member] | 2008 Airbus ECA Credit Facility Fixed Rate Tranche [Member]
Debt Instrument [Line Items]
Debt, Maturity	2015
Minimum [Member] | 2009 Airbus ECA Credit Facility Fixed Rate Tranche [Member]
Debt Instrument [Line Items]
Debt, Maturity	2021
Minimum [Member] | 2012 Airbus ECA Facilities [Member]
Debt Instrument [Line Items]
Debt, Maturity	2018
Minimum [Member] | Export Credit Facilities [Member]
Debt Instrument [Line Items]
Credit facility, term	10 years
Maximum [Member] | 2003 Airbus ECA Facility [Member]
Debt Instrument [Line Items]
Debt, Maturity	2020
Maximum [Member] | 2004 Airbus ECA Credit Facility, Floating Rate Tranche [Member]
Debt Instrument [Line Items]
Debt, Maturity	2019
Maximum [Member] | 2004 Airbus ECA Credit Facility, Fixed Rate Tranche [Member]
Debt Instrument [Line Items]
Debt, Maturity	2020
Maximum [Member] | 2008 Airbus ECA Credit Facility Fixed Rate Tranche [Member]
Debt Instrument [Line Items]
Debt, Maturity	2022
Maximum [Member] | 2009 Airbus ECA Credit Facility Fixed Rate Tranche [Member]
Debt Instrument [Line Items]
Debt, Maturity	2022
Maximum [Member] | 2012 Airbus ECA Facilities [Member]
Debt Instrument [Line Items]
Debt, Maturity	2024
Maximum [Member] | Export Credit Facilities [Member]
Debt Instrument [Line Items]
Credit facility, term	12 years